OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2024	2023
Prepaid expenses (*)	27,787	35,869
Government institutions	6,763	3,206
Deferred contract costs (*)	8,557	10,751
Advances to suppliers	1,639	1,962
Employees	227	272
Others	1,094	664
	46,067	52,724

(*)	See Note 1W